THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 67.3%
	Face Amount	Value
Argentina — 0.1%
Agua y Saneamientos Argentinos
6.63%, 02/01/23	$714,000	$230,272

Azerbaijan — 0.2%
State Oil of the Azerbaijan Republic MTN
4.75%, 03/13/23	750,000	728,250

Bahrain — 0.6%
Mumtalakat Sukuk Holding
5.63%, 02/27/24	1,300,000	1,198,795
Oil and Gas Holding BSCC
7.63%, 11/07/24	930,000	837,000

		2,035,795

Belarus — 0.1%
Development Bank of the Republic of Belarus JSC
6.75%, 05/02/24	213,000	201,818

Brazil — 4.8%
Banco Bradesco MTN
3.20%, 01/27/25 (a)	200,000	183,500
Banco Daycoval MTN
4.25%, 12/13/24	692,000	647,211
Banco do Brasil
4.63%, 01/15/25	1,951,000	1,892,470
5.88%, 01/19/23	1,100,000	1,097,250
Banco do Brasil MTN
4.88%, 04/19/23	365,000	357,704
Banco do Estado do Rio Grande do Sul
7.38%, 02/02/22	213,000	205,600
Braskem Netherlands Finance BV
4.50%, 01/10/28	1,088,000	869,595
BRF GmbH
4.35%, 09/29/26	363,000	309,966
Cemig Geracao e Transmissao
9.25%, 12/05/24	750,000	721,875
Centrais Eletricas Brasileiras
3.63%, 02/04/25 (a)	1,000,000	888,260
CSN Islands XI
6.75%, 01/28/28 (a)	718,000	459,872
CSN Resources
7.63%, 02/13/23	200,000	139,000
7.63%, 04/17/26	363,000	236,404
Embraer
5.15%, 06/15/22	213,000	193,033

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Brazil (continued)
Embraer Overseas
5.70%, 09/16/23	$213,000	$182,115
Fibria Overseas Finance
5.50%, 01/17/27	260,000	249,600
Gol Finance
7.00%, 01/31/25	358,000	155,730
GTL Trade Finance
5.89%, 04/29/24	210,000	207,900
Hidrovias International Finance SARL
5.95%, 01/24/25	362,000	307,700
Itau Unibanco Holding MTN
5.65%, 03/19/22	365,000	365,916
6.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.863% (b)	110,000	104,016
JSL Europe
7.75%, 07/26/24	213,000	153,635
Light Servicos de Eletricidade
7.25%, 05/03/23	183,000	166,530
MARB BondCo
6.88%, 01/19/25	856,000	771,470
7.00%, 03/15/24	290,000	258,100
Natura Cosmeticos
5.38%, 02/01/23	1,100,000	1,023,055
Petrobras Global Finance BV
5.30%, 01/27/25	1,607,000	1,530,667
8.75%, 05/23/26	110,000	118,745
Rumo Luxembourg Sarl
5.88%, 01/18/25	500,000	462,495
7.38%, 02/09/24	354,000	354,000
Suzano Austria GmbH
5.75%, 07/14/26	500,000	485,207
Unigel Luxembourg
8.75%, 10/01/26 (a)	365,000	215,350
Vale Overseas
6.25%, 08/10/26	110,000	118,802

		15,432,773

Cayman Islands — 0.5%
Azure Orbit IV International Finance MTN
3.75%, 01/25/23	1,400,000	1,467,527

Chile — 0.9%
Celulosa Arauco y Constitucion
4.50%, 08/01/24	826,000	776,440
Colbun
4.50%, 07/10/24	110,000	111,511

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Chile (continued)
Empresa Electrica Guacolda
4.56%, 04/30/25	$310,000	$218,306
Empresa Nacional de Telecomunicaciones
4.75%, 08/01/26	110,000	103,637
4.88%, 10/30/24	110,000	105,330
Inversiones CMPC
4.38%, 05/15/23	110,000	105,601
4.38%, 04/04/27	290,000	270,428
Latam Finance
6.88%, 04/11/24	403,000	179,154
Nacional del Cobre de Chile
3.00%, 07/17/22	700,000	696,199
VTR Finance BV
6.88%, 01/15/24	356,000	323,066

		2,889,672

China — 20.6%
Agile Group Holdings
6.70%, 03/07/22	1,051,000	1,011,662
8.38%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+11.254% (b)	212,000	181,281
Azure Nova International Finance MTN
3.50%, 03/21/22	200,000	206,044
Baidu
3.88%, 09/29/23	1,800,000	1,860,439
Bank of China
5.00%, 11/13/24	4,187,000	4,428,369
Bank of China MTN
1.85%, VAR ICE LIBOR USD 3 Month+0.850%, 03/08/23	313,000	311,598
CCB Life Insurance
4.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.680%, 04/21/77	200,000	185,100
CDBL Funding 2 MTN
3.00%, 08/01/22	213,000	215,441
3.75%, 03/11/22	284,000	295,479
CFLD Cayman Investment
8.60%, 04/08/24	723,000	582,015
China Aoyuan Group
8.50%, 01/23/22	425,000	405,875
China Cinda Finance 2017 I MTN
3.88%, 02/08/23	1,200,000	1,242,179
China Clean Energy Development
4.00%, 11/05/25	364,000	389,645

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
China Construction Bank
3.88%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.425%, 05/13/25	$200,000	$200,160
China Evergrande Group
6.25%, 06/28/21	1,000,000	860,017
7.50%, 06/28/23	900,000	634,500
8.25%, 03/23/22	900,000	724,524
8.75%, 06/28/25	200,000	138,000
China Great Wall International Holdings III MTN
3.13%, 08/31/22	1,750,000	1,786,132
4.38%, 05/25/23	291,000	316,832
China Huadian Overseas Development Management
4.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.782% (b)	200,000	199,144
China Overseas Finance Cayman VI
5.95%, 05/08/24	200,000	225,849
China SCE Group Holdings
7.38%, 04/09/24	695,000	601,158
Chinalco Capital Holdings
4.10%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.788% (b)	1,223,000	1,125,154
Chongqing Nan’an Urban Construction & Development Group
4.66%, 06/04/24	471,000	447,440
Chouzhou International Investment
4.50%, 05/30/22	213,000	214,056
CICC Hong Kong Finance 2016 MTN
2.94%, VAR ICE LIBOR USD 3 Month+1.175%, 05/03/22	248,000	249,396
CIFI Holdings Group
5.50%, 01/23/22	350,000	329,028
6.55%, 03/28/24	254,000	231,133
CITIC MTN
3.88%, 02/28/27	200,000	206,205
6.80%, 01/17/23	2,400,000	2,694,600
CMBLEMTN 1 MTN
3.25%, 11/29/21	317,000	324,072
CMHI Finance BVI
4.38%, 08/06/23	1,600,000	1,721,426
CNAC HK Finbridge
3.50%, 07/19/22	1,411,000	1,401,865
4.63%, 03/14/23	2,213,000	2,266,071
CNOOC Curtis Funding No. 1 Pty
4.50%, 10/03/23	2,300,000	2,465,809

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	$1,461,000	$1,554,489
Coastal Emerald
4.30%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.445% (b)	544,000	504,678
Country Garden Holdings
5.13%, 01/17/25	200,000	182,061
6.50%, 04/08/24	1,195,000	1,171,245
7.25%, 04/04/21	1,100,000	1,102,860
CRCC Chengan
3.97%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.243% (b)	1,223,000	1,215,155
Easy Tactic
7.00%, 04/25/21	1,500,000	1,410,020
Fantasia Holdings Group
7.38%, 10/04/21	459,000	415,447
7.95%, 07/05/22	364,000	294,828
Fortune Star BVI
5.25%, 03/23/22	1,900,000	1,729,131
Franshion Brilliant
5.75%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.859% (b)	354,000	308,157
Gansu Provincial Highway Aviation Tourism Investment Group
6.25%, 08/02/21	200,000	204,800
GCL New Energy Holdings
7.10%, 01/30/21	212,000	95,401
Greenland Global Investment
5.88%, 07/03/24	546,000	447,590
Guohui International Bvi
4.37%, 07/09/22	973,000	924,414
Hongkong International Qingdao
4.25%, 12/04/22	200,000	196,104
Huarong Finance 2017
4.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773% (b)	200,000	192,996
Huarong Finance 2017 MTN
3.23%, VAR ICE LIBOR USD 3 Month+1.325%, 07/03/23	200,000	196,506
4.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983% (b)	543,000	515,821
Huarong Finance 2019 MTN
3.25%, 11/13/24	730,000	706,830
Huarong Finance II MTN
5.50%, 01/16/25	1,146,000	1,202,958

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
ICBCIL Finance MTN
3.38%, 04/05/22	$1,400,000	$1,435,224
Industrial & Commercial Bank of China
4.88%, 09/21/25	2,463,000	2,651,434
Kaisa Group Holdings
8.50%, 06/30/22	723,000	591,101
11.50%, 01/30/23	2,160,000	1,792,917
KWG Group Holdings
5.88%, 11/10/24	363,000	291,556
6.00%, 09/15/22	255,000	234,667
7.88%, 09/01/23	351,000	321,166
Leader Goal International MTN
4.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.919% (b)	212,000	201,407
Logan Property Holdings
5.25%, 02/23/23	1,000,000	919,940
Poly Real Estate Finance
4.75%, 09/17/23	603,000	651,069
Prosus
4.85%, 07/06/27	110,000	105,038
RKI Overseas Finance 2016 B
4.70%, 09/06/21	213,000	198,088
Ronshine China Holdings
8.75%, 10/25/22	867,000	808,436
10.50%, 03/01/22	348,000	327,111
Scenery Journey
11.50%, 10/24/22	542,000	409,191
13.75%, 11/06/23	713,000	549,059
Shimao Property Holdings
5.60%, 07/15/26	564,000	537,531
Sino-Ocean Land Treasure Finance I
6.00%, 07/30/24	248,000	263,773
Sino-Ocean Land Treasure III
4.90%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.256% (b)	695,000	563,290
Sinopec Group Overseas Development 2018
3.75%, 09/12/23	1,250,000	1,313,029
Sunac China Holdings
7.88%, 02/15/22	1,000,000	950,000
7.95%, 10/11/23	1,418,000	1,297,470
Sunny Optical Technology Group
3.75%, 01/23/23	219,000	223,146
Sunshine Life Insurance
3.15%, 04/20/21	284,000	281,302
Tencent Holdings MTN
2.99%, 01/19/23	546,000	556,816

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
Times China Holdings
7.63%, 02/21/22	$348,000	$334,976
Vanke Real Estate Hong Kong MTN
3.98%, 11/09/27	1,088,000	1,100,998
Weichai International Hong Kong Energy Group
3.75%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.084% (b)	283,000	271,818
Yingde Gases Investment
6.25%, 01/19/23	400,000	366,540
Yuzhou Properties
8.30%, 05/27/25	1,300,000	1,072,219
8.50%, 02/26/24	713,000	623,608

		66,493,109

Colombia — 1.8%
Banco de Bogota
6.25%, 05/12/26	417,000	394,238
Bancolombia
4.88%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.929%, 10/18/27	110,000	99,551
Colombia Telecomunicaciones ESP
5.38%, 09/27/22	1,700,000	1,626,067
Ecopetrol
4.13%, 01/16/25	110,000	102,466
5.38%, 06/26/26	110,000	106,920
5.88%, 09/18/23	314,000	310,860
Grupo Aval
4.75%, 09/26/22	1,910,000	1,796,599
Grupo de Inversiones Suramericana
5.50%, 04/29/26	730,000	712,305
Oleoducto Central
4.00%, 05/07/21	213,000	202,350
SURA Asset Management
4.88%, 04/17/24	358,000	349,945

		5,701,301

Costa Rica — 0.1%
Instituto Costarricense de Electricidad
6.95%, 11/10/21	213,000	200,488

Georgia — 0.1%
Georgian Railway JSC
7.75%, 07/11/22	413,000	409,845

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Ghana — 0.0%
Tullow Oil
6.25%, 04/15/22	$291,000	$72,023
7.00%, 03/01/25	254,000	63,500

		135,523

Guatemala — 0.1%
Industrial Senior Trust
5.50%, 11/01/22	209,000	201,894

Hong Kong — 0.1%
China Cinda Finance 2015 I MTN
4.25%, 04/23/25	110,000	118,891
HKT Capital No. 4
3.00%, 07/14/26	200,000	193,971
Melco Resorts Finance
4.88%, 06/06/25	110,000	101,133

		413,995

India — 4.0%
ABJA Investment Pte
5.95%, 07/31/24	1,074,000	886,114
Adani Electricity Mumbai
3.95%, 02/12/30 (a)	1,100,000	901,852
Adani Ports & Special Economic Zone
3.38%, 07/24/24	364,000	311,044
4.38%, 07/03/29	435,000	373,176
Azure Power Energy
5.50%, 11/03/22	213,000	194,469
Bank of Baroda MTN
3.50%, 04/04/22	200,000	198,438
Bharti Airtel
4.38%, 06/10/25	110,000	101,772
Bharti Airtel International Netherlands BV
5.35%, 05/20/24	820,000	798,269
BPRL International Singapore Pte MTN
4.38%, 01/18/27	728,000	659,007
Future Retail
5.60%, 01/22/25	358,000	179,081
Greenko Dutch BV
5.25%, 07/24/24	500,000	398,700
Greenko Solar Mauritius
5.55%, 01/29/25	450,000	373,508
ICICI Bank MTN
4.00%, 03/18/26	765,000	738,074
Indian Railway Finance MTN
3.25%, 02/13/30 (a)	700,000	618,334
JSW Steel
5.95%, 04/18/24	554,000	404,661

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
India (continued)
Muthoot Finance MTN
4.40%, 09/02/23 (a)	$360,000	$282,305
NTPC MTN
4.25%, 02/26/26	364,000	343,449
Oil India
5.38%, 04/17/24	218,000	210,370
Oil India International Pte
4.00%, 04/21/27	218,000	185,378
Reliance Holding USA
5.40%, 02/14/22	3,110,000	3,163,988
Reliance Industries
4.13%, 01/28/25	110,000	110,001
ReNew Power Synthetic
6.67%, 03/12/24	364,000	273,197
Shriram Transport Finance MTN
5.10%, 07/16/23	289,000	201,100
5.95%, 10/24/22	213,000	164,869
State Bank of India
4.38%, 01/24/24	110,000	108,439
UPL
3.25%, 10/13/21	213,000	195,988
Vedanta Resources
6.13%, 08/09/24	1,228,000	478,671

		12,854,254

Indonesia — 3.2%
Adaro Indonesia
4.25%, 10/31/24	1,500,000	1,233,750
Bank Mandiri Persero MTN
3.75%, 04/11/24	362,000	341,366
Indika Energy Capital III Pte
5.88%, 11/09/24	566,000	373,338
Indo Energy Finance II BV
6.38%, 01/24/23	121,410	85,041
Indonesia Asahan Aluminium Persero
5.23%, 11/15/21	1,500,000	1,500,000
5.71%, 11/15/23	2,617,000	2,675,606
Medco Oak Tree Pte
7.38%, 05/14/26	291,000	183,467
Pertamina Persero
4.88%, 05/03/22	2,200,000	2,199,995
Pertamina Persero MTN
4.30%, 05/20/23	1,204,000	1,197,933
Perusahaan Gas Negara
5.13%, 05/16/24	483,000	470,900

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Indonesia (continued)
Saka Energi Indonesia
4.45%, 05/05/24	$213,000	$155,486

		10,416,882

Israel —0.1%
Israel Electric
5.00%, 11/12/24 (a)	200,000	208,252

Kazakhstan —0.3%
Halyk Savings Bank of Kazakhstan JSC
5.50%, 12/21/22	805,887	791,146
Nostrum Oil & Gas Finance BV
8.00%, 07/25/22	212,000	55,162

		846,308

Kuwait —1.5%
Equate Petrochemical BV
3.00%, 03/03/22	2,200,000	2,111,604
Kuwait Projects SPC
5.00%, 03/15/23	717,000	722,191
Kuwait Projects SPC MTN
4.50%, 02/23/27	1,218,000	1,140,779
NBK Tier 1 Financing
5.75%, VAR USD Swap Semi 30/360 6 Yr Curr+4.119% (b)	990,000	939,264

		4,913,838

Macau —0.0%
Sands China
4.60%, 08/08/23	110,000	112,474

Malaysia —0.2%
Axiata SPV2 MTN
4.36%, 03/24/26	218,000	235,440
Malayan Banking
3.91%, VAR USD Swap Semi 30/360 5 Yr Curr+2.542%, 10/29/26	364,000	368,867

		604,307

Mexico —4.1%
Alfa
5.25%, 03/25/24	354,000	331,875
Alpek
4.50%, 11/20/22	217,000	200,996
Axtel
6.38%, 11/14/24	200,000	165,104
Banco Inbursa Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24	826,000	772,310
4.38%, 04/11/27	300,000	265,878

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Mexico (continued)
Banco Nacional de Comercio Exterior SNC
3.80%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/26	$425,000	$383,886
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22	110,000	106,645
5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.995%, 10/01/28	1,215,000	1,126,913
BBVA Bancomer
6.75%, 09/30/22	3,338,000	3,327,585
Cemex
5.70%, 01/11/25	200,000	169,002
6.13%, 05/05/25	364,000	323,046
Comision Federal de Electricidad
4.75%, 02/23/27	1,090,000	1,008,250
4.88%, 01/15/24	358,000	340,100
Credito Real SOFOM ER
7.25%, 07/20/23	250,000	202,815
9.50%, 02/07/26	484,000	395,798
Fresnillo
5.50%, 11/13/23	500,000	495,000
Grupo Bimbo
5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.280% (b)	708,000	661,555
Nemak
4.75%, 01/23/25	251,000	187,623
Orbia Advance
4.88%, 09/19/22	1,300,000	1,241,500
Petroleos Mexicanos
3.50%, 01/30/23	1,184,000	964,960
4.88%, 01/24/22	717,000	614,827
Sigma Alimentos
4.13%, 05/02/26	110,000	101,916

		13,387,584

Morocco — 0.4%
OCP
4.50%, 10/22/25	1,269,000	1,197,703

Netherlands — 1.3%
GTH Finance BV
7.25%, 04/26/23	641,000	662,627
Syngenta Finance
3.13%, 03/28/22	213,000	186,057

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Netherlands (continued)
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	$2,556,000	$2,332,324
3.15%, 10/01/26	728,000	613,231
VEON Holdings BV
4.00%, 04/09/25 (a)	360,000	342,000

		4,136,239

Nigeria — 0.2%
United Bank for Africa
7.75%, 06/08/22	550,000	534,591

Oman — 0.4%
Bank Muscat SAOG MTN
4.88%, 03/14/23	354,000	341,362
Oman Sovereign Sukuk SAOC
4.40%, 06/01/24	356,000	314,231
OmGrid Funding
5.20%, 05/16/27	200,000	144,616
Oztel Holdings SPC
5.63%, 10/24/23	785,000	626,399

		1,426,608

Panama — 0.3%
Banco General
4.13%, 08/07/27	110,000	101,201
Banistmo
3.65%, 09/19/22	700,000	642,690
Global Bank
4.50%, 10/20/21	110,000	107,305

		851,196

Peru — 0.6%
Banco BBVA Peru
5.00%, 08/26/22	110,000	108,901
Banco de Credito del Peru
4.25%, 04/01/23	1,110,000	1,093,361
Camposol
6.00%, 02/03/27 (a)	400,000	317,000
Financiera de Desarrollo
4.75%, 07/15/25	213,000	205,547
Nexa Resources
5.38%, 05/04/27	110,000	85,031
Southern Copper
3.88%, 04/23/25	110,000	109,027
Volcan Cia Minera SAA
5.38%, 02/02/22	213,000	145,692

		2,064,559

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Qatar — 2.7%
AKCB Finance
4.75%, 10/09/23	$1,061,000	$1,020,682
CBQ Finance MTN
3.25%, 06/13/21	1,750,000	1,740,634
5.00%, 05/24/23	660,000	661,320
Ezdan Sukuk
4.88%, 04/05/22	1,082,000	865,816
MAR Sukuk
3.03%, 11/13/24	289,000	276,392
Ooredoo International Finance MTN
3.25%, 02/21/23	2,800,000	2,716,000
QNB Finance MTN
3.50%, 03/28/24	1,217,000	1,204,830
Ras Laffan Liquefied Natural Gas 3
6.33%, 09/30/27	110,000	114,422

		8,600,096

Russia — 3.0%
Credit Bank of Moscow Via CBOM Finance
7.12%, 06/25/24	213,000	180,522
7.50%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/27	364,000	265,858
Evraz
5.38%, 03/20/23	1,100,000	1,111,000
Gazprom Neft OAO Via GPN Capital
4.38%, 09/19/22	700,000	697,732
MMC Norilsk Nickel Via MMC Finance DAC
4.10%, 04/11/23	700,000	698,712
6.63%, 10/14/22	800,000	840,496
Novatek OAO Via Novatek Finance DAC
4.42%, 12/13/22	700,000	700,770
Rosneft Oil Via Rosneft International Finance DAC
4.20%, 03/06/22	707,000	700,990
Russian Railways Via RZD Capital
5.70%, 04/05/22	250,000	256,125
Sberbank of Russia Via SB Capital
5.13%, 10/29/22	2,230,000	2,207,477
SCF Capital DAC
5.38%, 06/16/23	700,000	701,718
Vnesheconombank Via VEB Finance
5.94%, 11/21/23	700,000	714,266
6.03%, 07/05/22	700,000	708,421

		9,784,087

Saudi Arabia — 0.7%
Almarai Sukuk
4.31%, 03/05/24	213,000	205,857

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Saudi Arabia (continued)
Dar Al-Arkan Sukuk
6.88%, 03/21/23	$724,000	$560,444
Dar Al-Arkan Sukuk MTN
6.88%, 04/10/22	250,000	211,200
SABIC Capital II BV
4.00%, 10/10/23	700,000	693,627
Samba Funding
2.75%, 10/02/24	435,000	398,025
Saudi Electricity Global Sukuk 3
4.00%, 04/08/24	342,000	341,780

		2,410,933

Singapore —0.2%
BOC Aviation MTN
2.36%, VAR ICE LIBOR USD 3 Month+1.125%, 09/26/23	110,000	109,497
Marble II Pte
5.30%, 06/20/22	500,000	447,640
United Overseas Bank MTN
3.50%, VAR USD Swap Semi 30/360 5 Yr Curr+2.236%, 09/16/26	200,000	203,392

		760,529

South Africa —1.4%
Anglo American Capital
4.75%, 04/10/27	363,000	354,365
AngloGold Ashanti Holdings
5.13%, 08/01/22	100,000	95,968
Eskom Holdings SOC MTN
6.35%, 08/10/28	728,000	618,800
Fields Orogen Holdings BVI
5.13%, 05/15/24	213,000	200,750
FirstRand Bank
6.25%, VAR USD Swap Semi 30/360 5 Yr Curr+3.561%, 04/23/28	428,000	381,719
Liquid Telecommunications Financing
8.50%, 07/13/22	212,000	154,624
Mauritius Investments
4.76%, 11/11/24	250,000	220,000
5.37%, 02/13/22	500,000	466,500
Petra Diamonds US Treasury
7.25%, 05/01/22	284,000	65,320
Sasol Financing International
4.50%, 11/14/22	365,000	164,250
Sasol Financing USA
5.88%, 03/27/24	642,000	269,518
6.50%, 09/27/28	290,000	118,897

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

South Africa (continued)
Transnet SOC
4.00%, 07/26/22	$1,400,000	$1,330,000

		4,440,711

South Korea —1.6%
Hanwha Life Insurance
4.70%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.000% (b)	354,000	353,964
Heungkuk Life Insurance
4.48%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.472% (b)	928,000	909,389
Kia Motors
3.00%, 04/25/23	321,000	322,031
Kookmin Bank MTN
4.35%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.639% (b)	726,000	694,116
Kyobo Life Insurance
3.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.091% (b)	212,000	154,760
POSCO
2.75%, 07/15/24	361,000	363,797
SK Hynix
3.00%, 09/17/24	500,000	506,238
SK Innovation
4.13%, 07/13/23	200,000	202,343
Woori Bank MTN
4.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.664% (b)	723,000	564,952
4.75%, 04/30/24	474,000	504,036
5.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.347% (b)	708,000	685,058

		5,260,684

Supranational —0.2%
Africa Finance MTN
4.38%, 04/17/26	687,000	669,962

Switzerland —0.2%
Eurochem Finance DAC
5.50%, 03/13/24	283,000	289,520
Syngenta Finance
5.18%, 04/24/28	363,000	309,726

		599,246

Thailand —0.1%
Bangkok Bank MTN
4.05%, 03/19/24	110,000	116,081
PTT Global Chemical
4.25%, 09/19/22	110,000	115,119

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Thailand (continued)
Siam Commercial Bank MTN
2.75%, 05/16/23	$200,000	$202,471

		433,671

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/25	362,000	287,566

Turkey — 3.2%
Arcelik
5.00%, 04/03/23	250,000	231,208
Coca-Cola Icecek
4.22%, 09/19/24	200,000	179,000
KOC Holding
5.25%, 03/15/23	1,765,000	1,623,165
Petkim Petrokimya Holding
5.88%, 01/26/23	709,000	587,789
QNB Finansbank MTN
4.88%, 05/19/22	348,000	324,263
TC Ziraat Bankasi MTN
5.13%, 05/03/22	348,000	316,680
Turk Telekomunikasyon
4.88%, 06/19/24	213,000	191,700
6.88%, 02/28/25	730,000	679,557
Turkcell Iletisim Hizmetleri
5.75%, 10/15/25	417,000	383,031
Turkiye Garanti Bankasi
5.25%, 09/13/22	1,050,000	979,125
Turkiye Halk Bankasi
5.00%, 07/13/21	417,000	390,412
Turkiye Ihracat Kredi Bankasi
4.25%, 09/18/22	727,000	639,760
Turkiye Is Bankasi
6.00%, 10/24/22	716,000	639,388
Turkiye Is Bankasi MTN
5.00%, 06/25/21	850,000	819,570
6.13%, 04/25/24	356,000	314,918
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25 (a)	700,000	588,000
8.13%, 03/28/24	354,000	338,187
Turkiye Vakiflar Bankasi TAO MTN
5.63%, 05/30/22	417,000	391,855
5.75%, 01/30/23	354,000	317,665

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Turkey (continued)
Yapi ve Kredi Bankasi MTN
5.75%, 02/24/22	$219,000	$210,152
8.25%, 10/15/24	200,000	189,654

		10,335,079

Ukraine — 0.5%
Kernel Holding
8.75%, 01/31/22	212,000	182,769
Metinvest BV
7.75%, 04/23/23	404,000	286,921
MHP Lux
6.95%, 04/03/26	363,000	290,341
Ukraine Railways Via Rail Capital Markets
8.25%, 07/09/24	652,000	549,440
VF Ukraine PAT via VFU Funding
6.20%, 02/11/25	363,000	313,088

		1,622,559

United Arab Emirates — 5.5%
Abu Dhabi National Energy PJSC
3.63%, 01/12/23	2,350,000	2,330,377
Abu Dhabi National Energy PJSC MTN
3.63%, 06/22/21	1,400,000	1,394,294
3.88%, 05/06/24	722,000	718,673
ADCB Finance Cayman MTN
4.00%, 03/29/23	2,000,000	1,977,000
BOS Funding MTN
4.23%, 03/07/22	852,000	854,300
DAE Funding
5.00%, 08/01/24	922,000	834,410
DIB Sukuk
3.63%, 02/06/23	2,100,000	2,067,286
DIFC Sukuk
4.33%, 11/12/24	545,000	538,977
DP World Crescent
3.91%, 05/31/23	361,000	343,889
EMG SUKUK
4.56%, 06/18/24	200,000	174,598
Emirates NBD Bank PJSC
3.25%, 11/14/22	1,900,000	1,862,000
Fab Sukuk
3.63%, 03/05/23	1,218,000	1,209,912
MAF Global Securities
4.75%, 05/07/24	716,000	673,276
5.50%, VAR USD Swap Semi 30/360 5 Yr Curr+3.476% (b)	902,000	666,643
Mashreqbank PSC MTN
4.25%, 02/26/24	990,000	893,472

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
United Arab Emirates (continued)
Rakfunding Cayman MTN
4.13%, 04/09/24	$400,000	$380,000
Sharjah Sukuk Program MTN
3.85%, 04/03/26	990,000	976,259

		17,895,366

United States — 1.1%
Flex
4.75%, 06/15/25	110,000	110,533
Hyundai Capital America
4.13%, 06/08/23 (a)	1,588,000	1,557,463
Hyundai Capital America MTN
2.75%, 09/27/26	1,772,000	1,604,189
JBS Investments II GmbH
7.00%, 01/15/26	200,000	199,316

		3,471,501

Zambia — 0.2%
First Quantum Minerals
6.88%, 03/01/26	363,000	291,308
7.25%, 04/01/23	566,000	476,501

		767,809

Total Global Bonds
(Cost $236,012,352)		217,436,856

SOVEREIGN DEBT — 13.4%
Angola — 0.1%
Angolan Government International Bond
9.50%, 11/12/25	728,000	300,664

Argentina — 1.1%
Argentina Bonar Bonds
8.75%, 05/07/24	2,473,699	514,847
Argentine Republic Government International Bond
4.63%, 01/11/23	1,086,000	316,037
5.88%, 01/11/28	718,000	196,380
7.50%, 04/22/26	2,168,000	612,482
Province of Salta Argentina
9.13%, 07/07/24	483,000	189,578
Provincia de Buenos Aires
6.50%, 02/15/23	400,000	104,000
9.13%, 03/16/24	500,000	130,000
Provincia de Cordoba
7.13%, 06/10/21	563,000	365,252
7.45%, 09/01/24	500,000	237,505

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Argentina (continued)
Provincia de Entre Rios Argentina
8.75%, 02/08/25	$700,000	$280,000
Provincia de Mendoza Argentina
8.38%, 05/19/24	528,000	237,600
Provincia de Rio Negro
7.75%, 12/07/25	997,000	304,085
Provincia del Chaco Argentina
9.38%, 08/18/24	213,000	71,623

		3,559,389

Armenia — 0.1%
Armenia Republic Government International Bond
7.15%, 03/26/25	213,000	216,195

Bahamas — 0.0%
Bahamas Government International Bond
6.00%, 11/21/28	200,000	174,000

Bahrain — 0.1%
Bahrain Government International Bond
7.00%, 01/26/26	356,000	336,242

Belarus — 0.3%
Belarus Republic Government International Bond
7.63%, 06/29/27	1,088,000	1,089,937

Bermuda — 0.1%
Bermuda Government International Bond
3.72%, 01/25/27	218,000	207,645

Bolivia — 0.1%
Bolivian Government International Bond
4.50%, 03/20/28	363,000	297,664

Cameroon — 0.3%
Cameroon Republic Government International Bond
9.50%, 11/19/25	1,000,000	898,180

Costa Rica — 0.4%
Costa Rica Government International Bond
4.25%, 01/26/23	1,600,000	1,428,000

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Dominican Republic — 0.3%
Dominican Republic Government International Bond
5.50%, 01/27/25	$500,000	$480,000
6.88%, 01/29/26	500,000	497,500

		977,500

Ecuador — 0.3%
Ecuador Government International Bond
7.88%, 01/23/28	1,459,000	400,087
7.95%, 06/20/24	1,088,000	304,640
8.88%, 10/23/27	721,000	181,158

		885,885

Egypt — 0.4%
Egypt Government International Bond MTN
6.13%, 01/31/22	356,000	341,760
6.20%, 03/01/24	1,088,000	1,011,927

		1,353,687

El Salvador — 0.2%
El Salvador Government International Bond
5.88%, 01/30/25	295,000	258,863
6.38%, 01/18/27	363,000	317,625

		576,488

Ethiopia — 0.3%
Ethiopia Government International Bond
6.63%, 12/11/24	1,000,000	894,020

Gabon — 0.2%
Gabon Government International Bond
6.38%, 12/12/24	768,547	532,219

Ghana — 0.2%
Ghana Government International Bond
7.88%, 08/07/23	1,000,000	831,352

Guatemala — 0.1%
Guatemala Government International Bond
4.90%, 06/01/30	290,000	277,675

Honduras — 0.1%
Honduras Government International Bond
6.25%, 01/19/27	182,000	158,342
7.50%, 03/15/24	213,000	206,612

		364,954

India — 0.5%
Export-Import Bank of India MTN
4.00%, 01/14/23	1,650,000	1,648,729

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.33%, 05/28/25	$250,000	$251,572

Israel — 0.3%
State of Israel
2.75%, 07/03/30	1,057,000	1,057,000

Kenya — 0.2%
Kenya Government International Bond
6.88%, 06/24/24	856,000	812,474

Lebanon — 0.1%
Lebanon Government International Bond
6.00% (c)	700,000	130,256
Lebanon Government International Bond MTN
6.10% (c)	661,000	118,980
6.40% (c)	422,000	77,699

		326,935

Mongolia — 0.7%
Mongolia Government International Bond
5.63%, 05/01/23	1,154,000	1,027,023
Mongolia Government International Bond MTN
5.13%, 12/05/22	1,400,000	1,245,920

		2,272,943

Oman — 0.5%
Oman Government International Bond
3.63%, 06/15/21	1,400,000	1,288,000
3.88%, 03/08/22	582,000	507,349

		1,795,349

Pakistan — 0.6%
Pakistan Government International Bond
8.25%, 04/15/24	673,000	591,903
Third Pakistan International Sukuk
5.63%, 12/05/22	1,400,000	1,307,785

		1,899,688

Papua New Guinea — 0.2%
Papua New Guinea Government International Bond
8.38%, 10/04/28	727,000	647,030

Paraguay — 0.3%
Paraguay Government International Bond
4.63%, 01/25/23	900,000	900,009

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Romania — 0.5%
Romanian Government International Bond MTN
6.75%, 02/07/22	$1,580,000	$1,654,876

Saudi Arabia — 0.9%
Saudi Government International Bond MTN
2.75%, 02/03/32 (a)	1,080,000	993,600
3.25%, 10/26/26	1,846,000	1,841,182

		2,834,782

Senegal — 0.1%
Senegal Government International Bond
6.25%, 07/30/24	200,000	187,000

South Africa — 0.3%
South Africa Republic Government International Bond
5.88%, 09/16/25	888,000	851,814

Sri Lanka — 0.2%
Sri Lanka Government International Bond
5.75%, 04/18/23	453,000	308,010
5.88%, 07/25/22	700,000	462,000

		770,010

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26	213,000	195,962

Turkey — 2.0%
Turkey Government International Bond
3.25%, 03/23/23	364,000	325,194
4.88%, 10/09/26	544,000	459,680
5.75%, 03/22/24	1,000,000	931,050
6.25%, 09/26/22	716,000	697,212
7.25%, 12/23/23	3,262,000	3,188,605
7.38%, 02/05/25	856,000	839,984

		6,441,725

Ukraine — 0.9%
Ukraine Government International Bond
0.00%, 05/31/40 (e)	1,075,000	782,170
7.75%, 09/01/22	365,000	344,881
7.75%, 09/01/23	500,000	467,500
8.99%, 02/01/24	1,462,000	1,351,122

		2,945,673

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
3.13%, 09/30/49	$358,000	$332,940

Uzbekistan — 0.1%
Republic of Uzbekistan Bond MTN
4.75%, 02/20/24	358,000	350,107

Total Sovereign Debt
(Cost $54,976,265)		43,378,314

U.S. TREASURY OBLIGATIONS — 8.5%
U.S. Treasury Notes
1.13%, 2/28/2022	19,000,000	19,315,430
United States Treasury Bills
1.50%, 4/30/2020 (d)	4,000,000	3,999,822
1.53%, 7/9/2020 (d)	4,000,000	3,999,158

Total U.S. Treasury Obligations
(Cost $27,207,967)		27,314,410

EXCHANGE-TRADED FUNDS — 2.4%
	Shares
United States — 2.4%
iShares JP Morgan EM Corporate Bond ETF	99,514	4,473,155
VanEck Vectors Emerging Markets High Yield Bond ETF	163,844	3,270,326

Total Exchange-Traded Funds
(Cost $8,993,189)		7,743,481

COMMON STOCK — 1.5%
Brazil — 0.1%
StoneCo, Cl A *	14,306	311,441

China — 0.3%
Alibaba Group Holding ADR *	1,786	347,341
JD.com ADR *	8,186	331,533
Vipshop Holdings ADR *	22,309	347,574

		1,026,448

Hong Kong — 0.4%
Galaxy Entertainment Group	61,000	325,349
Meituan Dianping, Cl B *	29,700	358,764
WuXi AppTec, Cl H (a)	27,800	342,087
Wuxi Biologics Cayman *(a)	26,000	337,042

		1,363,242

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

COMMON STOCK (continued)
	Shares	Value
Netherlands — 0.1%
ASML Holding, Cl G	1,320	$345,365

Taiwan — 0.1%
Taiwan Semiconductor Manufacturing ADR	7,034	336,155

United States — 0.5%
Information Technology —0.4%
Adobe *	1,056	336,061
Mastercard, Cl A	1,435	346,639
NVIDIA	1,398	368,513

		1,051,213

Materials — 0.1%
Barrick Gold	18,837	345,094

		1,396,307

Total Common Stock
(Cost $4,628,568)		4,778,958

Total Investments - 93.1%		$300,652,019

(Cost $331,818,341)
Other Assets & Liabilities, Net - 6.9%		$22,454,047

Net Assets - 100.0%		$323,106,066

*	Non-income producing security.

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2020, these securities amounted to $8,234,918 or 2.5% of net assets.

(b)	Perpetual security with no stated maturity date.
(c)	The issuer is, or is in danger of being, in default of its payment obligation.
(d)	Rate shown represents the effective yield to maturity at date of purchase.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

The open futures contracts held by the Fund at March 31, 2020, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)

MSCI Emerging Markets	(8)	Jun-2020	$(331,599)	$(337,160)	$(5,561)
NASDAQ 100 Index E-MINI	(12)	Jun-2020	(1,855,349)	(1,868,700)	(13,351)
S&P 500 Index E-MINI	8	Jun-2020	1,045,917	1,027,880	(18,037)

			$(1,141,031)	$(1,177,980)	$(36,949)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at March 31, 2020, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)

Goldman Sachs	04/06/20	USD	1,094,602	MXN	22,234,796	$(158,172)
Goldman Sachs	04/06/20	MXN	21,260,167	USD	1,094,602	199,219
Barclays PLC	04/27/20	USD	717,053	MXN	16,788,442	(12,265)
JPMorgan Chase Bank	04/27/20	USD	723,356	MXN	17,424,475	8,133
JPMorgan Chase Bank	04/30/20	TRY	6,996,414	USD	1,075,297	27,096

						$64,011

The open centrally cleared swap agreements held by the Fund at March 31, 2020, are as follows:

Credit Default Swap
Reference Entity/Obligation	Buy/ Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Depreciation
CDX.EM.33	Buy	1.00%	Quarterly	06/20/2025	16,380,000	$1,852,002	$1,975,926	$(123,924)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation
JIBA3M INDEX	6.49%	Quarterly	03/17/2023	ZAR	109,000,000	$246,438	$–	$246,438
MXIBTIIE INDEX	6.59%	Monthly	03/21/2025	MXN	97,900,000	42,557	–	42,557
JIBA3M INDEX	12.75%	Quarterly	03/25/2030	ZAR	40,000,000	82,884	–	82,884

						$371,879	$–	$371,879

The open OTC swap agreements held by the Fund at March 31, 2020 are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments	Net Unrealized Appreciation
JPMorgan Chase	BZDIOVRA INDEX	7.07%	Annually	01/02/2023	BRL	7,448,476	$52,500	$326	$52,174
JPMorgan Chase	BZDIOVRA INDEX	7.45%	Annually	01/02/2023	BRL	13,924,013	175,624	369	175,255

							$228,124	$695	$227,429

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Goldman Sachs	Brasil Bolsa Balcao	1MLIBOR	Index Return	Annually	03/31/2024	USD	(138,848)	$(8,235)	$–	$(8,235)
Goldman Sachs	Brasil Bolsa Balcao	1MLIBOR	Index Return	Annually	03/24/2024	USD	(128,495)	23,486	–	23,486
Bank of America	DJ STOXX 600 Tech Supersector**	TOTAL RETURN SX8P INDEX	1M EURIBOR	Annually	04/01/2022	EUR	702,616	4,522	–	4,522
Bank of America	DJ STOXX 600 Tech Supersector**	TOTAL RETURN SX8P INDEX	1M EURIBOR	Annually	03/25/2022	EUR	705,959	(69,220)	–	(69,220)
Bank of America	DJ STOXX 600 Tech Supersector**	TOTAL RETURN SX8P INDEX	1M EURIBOR	Annually	03/27/2022	EUR	34,924	(928)	–	(928)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Bank of America	Hangzhou Tigermed	1MLIBOR	Index Return	Annually	03/25/2024	USD	(147,759)	$(9,644)	$–	$(9,644)
Bank of America	Hangzhou Tigermed	1MLIBOR	Index Return	Annually	04/01/2024	USD	(147,179)	(1,838)	–	(1,838)
JPMorgan Chase	Hangzhou Tigermed	USD FED-FUNDS	BOVESPA	Annually	04/15/2020	USD	(1,505,907)	(71,407)	–	(71,407)
Morgan Stanley	Hermes International	1MLIBOR	Index Return	Annually	03/31/2022	EUR	(148,907)	(2,208)	–	(2,208)
Morgan Stanley	Hermes International	1MLIBOR	Index Return	Annually	03/24/2022	EUR	(149,383)	11,807	–	11,807
Bank of America	Kakao Corp	1MLIBOR	Index Return	Annually	04/01/2022	USD	(165,289)	(532)	–	(532)
Bank of America	Kakao Corp	1MLIBOR	Index Return	Annually	03/25/2022	USD	(171,390)	8,449	–	8,449
Goldman Sachs	Magazine Luiza	1MLIBOR	Index Return	Annually	03/31/2024	USD	(144,242)	(8,720)	–	(8,720)
Goldman Sachs	Magazine Luiza	1MLIBOR	Index Return	Annually	03/24/2024	USD	(132,812)	43,499	–	43,499
Bank of America	NCSoft Corp	1MLIBOR	Index Return	Annually	04/01/2022	USD	(169,425)	1,109	–	1,109
Bank of America	NCSoft Corp	1MLIBOR	Index Return	Annually	03/25/2022	USD	(179,530)	10,784	–	10,784
Bank of America	Totvs SA	1MLIBOR	Index Return	Annually	03/31/2022	USD	(146,870)	(3,787)	–	(3,787)
Bank of America	Totvs SA	1MLIBOR	Index Return	Annually	03/24/2022	USD	(139,419)	13,202	–	13,202

								$(59,661)	$–	$(59,661)

**The following table represents the individual common stock exposure comprising the Bank of American Equity Basket Swaps at March 31, 2020:

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
SX8PR Index
1,091	SAP SE	$398,125	$(18,100)	$(18,100)	27.59%
249	ASML Holding NV	214,516	(9,753)	(9,753)	14.87%
444	Prosus NV	99,615	(4,529)	(4,529)	6.90%
3,072	Telefonaktiebolaget LM Ericsson	80,797	(3,673)	(3,673)	5.60%
140	Dassault Systemes SE	67,214	(3,056)	(3,056)	4.66%
431	Amadeus IT Group SA	66,141	(3,007)	(3,007)	4.58%
1,251	Infineon Technologies AG	59,641	(2,711)	(2,711)	4.13%
5,654	Nokia Oyj	57,585	(2,618)	(2,618)	3.99%
661	STMicroelectronics NV	46,605	(2,119)	(2,119)	3.23%
169	Capgemini SE	46,291	(2,105)	(2,105)	3.21%
282	Hexagon AB	38,756	(1,762)	(1,762)	2.68%
65	Temenos AG	27,659	(1,257)	(1,257)	1.92%
1,121	Sage Group PLC/The	26,610	(1,210)	(1,210)	1.84%
173	Logitech International SA	24,264	(1,103)	(1,103)	1.68%
97	Atos SE	21,198	(964)	(964)	1.47%
108	Scout24 AG	20,914	(951)	(951)	1.45%
60	Ingenico Group SA	20,681	(940)	(940)	1.43%
49	ASM International NV	15,759	(716)	(716)	1.09%
27	Bechtle AG	11,326	(515)	(515)	0.78%
41	SimCorp A/S	10,999	(500)	(500)	0.76%
651	Avast PLC	10,279	(467)	(467)	0.71%
105	United Internet AG	10,030	(456)	(456)	0.69%
75	TeamViewer AG	9,689	(440)	(440)	0.67%
64	AVEVA Group PLC	9,019	(410)	(410)	0.62%
55	Nemetschek SE	8,810	(401)	(401)	0.61%
383	SES SA	7,280	(331)	(331)	0.50%
72	BE Semiconductor Industries NV	7,123	(324)	(324)	0.49%
29	Alten SA	6,751	(307)	(307)	0.47%
69	Dialog Semiconductor PLC	6,063	(276)	(276)	0.42%
17	Sopra Steria Group	5,856	(266)	(266)	0.41%
333	Micro Focus International PLC	5,351	(243)	(243)	0.37%
80	ams AG	2,552	(116)	(116)	0.18%

		$1,443,499	$(65,626)	$(65,626)	100.00%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

ADR — American Depositary Receipt
BRL — Brazilian Real
Cl — Class
DAC — Designated Activity Company
EM — Emerging Markets
ETF — Exchange Traded Fund
EUR — Euro
EURIBOR — European Interbank Offered Rate
ICE — Intercontinental Exchange
JSC — Joint Stock Company
LIBOR — London Interbank Offered Rate
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN — Mexican Peso
NASDAQ — National Association of Securities Dealers Automated Quotations
PJSC — Public Joint Stock Company
PLC — Public Limited Company
S&P — Standard & Poor’s
TRY — Turkish Lira
ULC — Unlimited Liability Corporation
USD — United States Dollar
VAR — Variable Rate
ZAR — South African Rand

The following table summarizes the inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$–	$217,436,856	$–	$217,436,856
Sovereign Debt	–	43,378,314	–	43,378,314
U.S. Treasury Obligations	–	27,314,410	–	27,314,410
Exchange Traded Funds	7,743,481	–	–	7,743,481
Common Stock	4,778,958	–	–	4,778,958

Total Investments in Securities	$12,522,439	$288,129,580	$–	$300,652,019

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
MARCH 31, 2020 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(36,949)	$–	$–	$(36,949)
Forwards Contracts*
Unrealized Appreciation	–	234,448	–	234,448
Unrealized Depreciation	–	(170,437)	–	(170,437)
Centrally Cleared Swaps
Credit Default Swap*
Unrealized Depreciation	–	(123,924)	–	(123,924)
Interest Rate Swaps*
Unrealized Appreciation	–	371,879	–	371,879
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	227,429	–	227,429
Total Return Swaps*
Unrealized Appreciation	–	116,858	–	116,858
Unrealized Depreciation	–	(176,519)	–	(176,519)

Total Other Financial Instruments	$(36,949)	$479,734	$–	$442,785

*Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended March 31, 2020, there have been no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

API-QH-002-0200

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 67.3%
	Shares	Value
China — 6.3%
Alibaba Group Holding ADR *	5,772	$1,122,539
JD.com ADR *	15,030	608,715

		1,731,254

Germany — 1.6%
Delivery Hero *	5,838	437,576

Hong Kong — 1.0%
Alibaba Group Holding *	11,000	260,217

Japan — 4.0%
Sony	18,400	1,098,781

Netherlands — 1.3%
Altice Europe *	92,930	361,901

United Kingdom — 4.1%
Everarc Holdings *	76,048	1,140,720

United States — 49.0%
Communication Services — 18.4%
Activision Blizzard	21,874	1,301,065
Altice USA, Class A *	11,616	258,921
Charter Communications, Class A *	1,837	801,501
Comcast, Class A	28,345	974,501
Liberty Broadband, Class C *	1,369	151,576
Take-Two Interactive Software *	7,832	928,953
T-Mobile US *	6,403	537,212
Yandex, Class A *	3,552	120,946

		5,074,675

Consumer Discretionary — 4.5%
Amazon.com *	362	705,799
Tiffany	4,061	525,899

		1,231,698

Financials — 3.2%
Intercontinental Exchange	9,872	797,164
Tradeweb Markets, Class A	1,969	82,777

		879,941

Industrials — 7.3%
L3Harris Technologies	5,259	947,251
Masco	8,744	302,280
WillScot, Class A *	34,085	345,281
XPO Logistics *	8,657	422,029

		2,016,841

1

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2020 (Unaudited)

COMMON STOCK (continued)
	Shares	Value
Information Technology — 7.5%
Crowdstrike Holdings, Class A *	5,914	$329,291
Fidelity National Information Services	9,184	1,117,142
Splunk *	4,955	625,470

		2,071,903

Materials — 5.1%
Barrick Gold	64,794	1,187,026
Constellium, Class A *	40,804	212,589

		1,399,615

Utilities — 3.0%
Vistra Energy	50,829	811,231

		13,485,904

Total Common Stock (Cost $19,241,526)		18,516,353

U.S. TREASURY OBLIGATIONS — 16.3%
	Face Amount
U.S. Treasury Bills 1.51%, 4/30/2020	$2,250,000	2,249,900
1.52%, 7/9/2020 (a)	2,250,000	2,249,526

Total U.S. Treasury Obligations (Cost $4,487,925)		4,499,426

EXCHANGE-TRADED FUNDS — 1.6%
	Shares
United Kingdom — 0.4%
Pershing Square Holdings	5,269	96,860
United States — 1.2%
Financial Select Sector SPDR Fund	16,211	337,513

Total Exchange-Traded Funds (Cost $564,256)		434,373

WARRANTS — 0.0%
	Number of Warrants
United Kingdom — 0.0%
Everarc Holdings, Expires 12/01/2022*	76,161	762

Total Warrants (Cost $764)		762

Total Investments - 85.2% (Cost $24,294,471)		$23,450,914

2

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2020 (Unaudited)

PURCHASED OPTIONS — 0.0% (b)
	Contracts	Value
Total Purchased Options (Cost $42,996)	108	$2,922

WRITTEN OPTION — 0.0% (b)
Total Written Option (Cost $9,690)	(57)	(285)

Other Assets & Liabilities, Net - 14.8%		$4,082,238

Net Assets - 100.0%		$27,535,789

*	Non-income producing security.
(a)	Rate shown represents the effective yield to maturity at date of purchase.
(b)	Refer to table below for details on options contracts.

The open option contracts held by the Fund at March 31, 2020, are as follows:

PURCHASED OPTIONS — 0.0%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Call Options
UNITED STATES — 0.0%
Alibaba Group Holding*	57	$22,800	$225	04/18/20	$627
Splunk*	51	20,196	170	04/18/20	2,295

Total Purchased Options					$2,922

WRITTEN OPTION — 0.0%
	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Call Option
UNITED STATES — 0.0%
Alibaba Group Holding*	(57)	$(9,690)	$235	04/18/20	$(285)

Total Written Option					$(285)

^	Represents amortized cost.

3

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2020 (Unaudited)

The open futures contracts held by the Fund at March 31, 2020, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation

MSCI Emerging Markets	8	Jun-2020	$315,555	$337,160	$21,605
Nikkei 225 Index	2	Jun-2020	179,262	188,650	9,388
Russell 2000 Index E-MINI	11	Jun-2020	565,092	631,180	66,088
S&P 500 Index E-MINI	12	Jun-2020	1,437,917	1,541,820	103,903

			$2,497,826	$2,698,810	$200,984

The open forward currency contracts held by the Fund at March 31, 2020, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)

Goldman Sachs	04/02/20 - 05/05/20	BRL	5,688,227	USD	1,217,227	$123,439
Goldman Sachs	04/14/20	USD	116,111	HKD	900,000	(30)
Goldman Sachs	05/05/20	USD	58,514	BRL	300,000	(917)
Goldman Sachs	06/17/20	EUR	505,700	USD	567,322	7,904
Goldman Sachs	06/17/20	JPY	113,840,900	USD	1,081,774	19,474
JPMorgan Chase Bank	04/14/20 - 06/17/20	HKD	2,885,000	USD	371,396	(686)
JPMorgan Chase Bank	06/17/20	JPY	5,350,000	USD	49,849	(75)
Morgan Stanley	04/02/20	USD	350,162	BRL	1,700,000	(22,993)

						$126,116

The open OTC swap contracts held by the Fund at March 31, 2020, are as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Goldman Sachs	AIRBUS SE	EUR-EURIBOR-Telerate 1m +30BPS	INDEX RETURN	Annually	03/04/2022	EUR	(110,224)	$(57,802)	$–	$(57,802)
Goldman Sachs	AIRBUS SE	EUR-EURIBOR-Telerate 1m +30BPS	INDEX RETURN	Annually	10/01/2024	EUR	(13,499)	(8,324)	–	(8,324)
Goldman Sachs	AIRBUS SE	EUR-EURIBOR-Telerate 1m +30BPS	INDEX RETURN	Annually	10/01/2024	EUR	(356,323)	(195,198)	–	(195,198)
Goldman Sachs	AIRBUS SE	EUR-EURIBOR-Telerate 1m +30BPS	INDEX RETURN	Annually	01/06/2022	EUR	(21,836)	(13,466)	–	(13,466)
Goldman Sachs	ALBEMARLE CORP	INDEX RETURN	USD-LIBOR-BBA 1M -35PBS	Annually	02/25/2022	USD	241,732	86,511	–	86,511
Goldman Sachs	ALBEMARLE CORP	INDEX RETURN	USD-LIBOR-BBA 1M -35PBS	Annually	02/25/2022	USD	84,062	30,816	–	30,816
Goldman Sachs	ALBEMARLE CORP	INDEX RETURN	USD-LIBOR-BBA 1M -35PBS	Annually	02/20/2022	USD	1,991	485	–	485
Bank of America	ALTIUM LTD	1M BBR +40BPS	INDEX RETURN	Annually	03/03/2022	AUD	(40,606)	(1,643)	–	(1,643)
Bank of America	ALTIUM LTD	1M BBR +40BPS	INDEX RETURN	Annually	03/04/2022	AUD	(60,334)	(5,733)	–	(5,733)
Bank of America	ALTIUM LTD	1M BBR +40BPS	INDEX RETURN	Annually	03/04/2022	AUD	(96,424)	(9,162)	–	(9,162)

4

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2020 (Unaudited)

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Bank of America	ALTIUM LTD	1M BBR +40BPS	INDEX RETURN	Annually	03/09/2022	AUD	(11,960)	$(245)	$–	$(245)
Bank of America	ALTIUM LTD	1M BBR +40BPS	INDEX RETURN	Annually	03/20/2022	AUD	(136,451)	7,592	–	7,592
Bank of America	ALTIUM LTD	1M BBR +40BPS	INDEX RETURN	Annually	03/02/2022	AUD	(73,272)	(2,881)	–	(2,881)
Bank of America	ALTIUM LTD	1M BBR +40BPS	INDEX RETURN	Annually	03/19/2022	AUD	(103,012)	9,950	–	9,950
Bank of America	ALTIUM LTD	1M BBR +40BPS	INDEX RETURN	Annually	02/20/2022	AUD	(495,995)	(67,685)	–	(67,685)
Bank of America	CSX CORP	INDEX RETURN	1M LIBOR - 30BPS	Annually	03/11/2022	USD	75,040	4,609	–	4,609
Bank of America	CSX CORP	INDEX RETURN	1M LIBOR - 30BPS	Annually	03/12/2022	USD	142,769	4,440	–	4,440
Bank of America	CSX CORP	INDEX RETURN	1M LIBOR - 30BPS	Annually	03/06/2022	USD	24,975	4,538	–	4,538
Bank of America	CSX CORP	INDEX RETURN	1M LIBOR - 30BPS	Annually	03/16/2022	USD	136,369	517	–	517
Morgan Stanley	ENERGY TRANSFER LP	FEDEF-1D +95BPS	INDEX RETURN	Annually	10/05/2021	USD	(352,255)	(246,127)	–	(246,127)
Bank of America	INTERNATIONAL PAPER	INDEX RETURN	1M LIBOR - 30BPS	Annually	03/16/2022	USD	70,020	3,252	–	3,252
Bank of America	INTERNATIONAL PAPER	INDEX RETURN	1M LIBOR - 30BPS	Annually	02/10/2022	USD	81,760	24,061	–	24,061
Bank of America	INTERNATIONAL PAPER	INDEX RETURN	1M LIBOR - 30BPS	Annually	02/06/2022	USD	81,707	24,520	–	24,520
Bank of America	INTERNATIONAL PAPER	INDEX RETURN	1M LIBOR - 30BPS	Annually	02/04/2022	USD	79,653	19,724	–	19,724
Bank of America	INTERNATIONAL PAPER	INDEX RETURN	1M LIBOR - 30BPS	Annually	01/22/2022	USD	79,942	24,443	–	24,443
Bank of America	INTERNATIONAL PAPER	INDEX RETURN	1M LIBOR - 30BPS	Annually	01/07/2022	USD	50,787	15,324	–	15,324
Bank of America	INTERNATIONAL PAPER	INDEX RETURN	1M LIBOR - 30BPS	Annually	02/20/2022	USD	82,989	22,970	–	22,970
Goldman Sachs	LIVENT CORP	INDEX RETURN	USD-LIBOR-BBA 1M -35PBS	Annually	02/24/2022	USD	3,268	1,725	–	1,725
Goldman Sachs	LIVENT CORP	INDEX RETURN	USD-LIBOR-BBA 1M -35PBS	Annually	02/25/2022	USD	74,076	37,938	–	37,938
Goldman Sachs	LIVENT CORP	INDEX RETURN	USD-LIBOR-BBA 1M -35PBS	Annually	02/26/2022	USD	73,809	37,051	–	37,051
Morgan Stanley	LOCAWEB SERVICOS	FEDEF-1D +50BPS	INDEX RETURN	Annually	02/07/2022	USD	(371,158)	(134,365)	–	(134,365)
Morgan Stanley	MSCI ACWI INDEX TRS**	3M USD LIBOR -17.5BPS	INDEX RETURN	Annually	10/05/2021	USD	(2,903,537)	(435,496)	–	(435,496)
Bank of America	MSCI DAILY NET TRS**	1M EURIBOR	INDEX RETURN	Annually	03/13/2021	EUR	(744,332)	(28,915)	–	(28,915)
Bank of America	PACKAGING CORP OF AMERICA	INDEX RETURN	1M LIBOR - 30BPS	Annually	03/18/2022	USD	67,114	939	–	939
Bank of America	PACKAGING CORP OF AMERICA	INDEX RETURN	1M LIBOR - 30BPS	Annually	03/19/2022	USD	61,440	4,277	–	4,277
Bank of America	PACKAGING CORP OF AMERICA	INDEX RETURN	1M LIBOR - 30BPS	Annually	02/10/2022	USD	82,718	11,689	–	11,689
Bank of America	PACKAGING CORP OF AMERICA	INDEX RETURN	1M LIBOR - 30BPS	Annually	02/06/2022	USD	74,270	11,405	–	11,405
Bank of America	PACKAGING CORP OF AMERICA	INDEX RETURN	1M LIBOR - 30BPS	Annually	03/19/2022	USD	62,202	1,263	–	1,263
Bank of America	PACKAGING CORP OF AMERICA	INDEX RETURN	1M LIBOR - 30BPS	Annually	03/18/2022	USD	66,980	1,578	–	1,578
Bank of America	PACKAGING CORP OF AMERICA	INDEX RETURN	1M LIBOR - 30BPS	Annually	03/02/2022	USD	165,681	2,316	–	2,316
Bank of America	PACKAGING CORP OF AMERICA	INDEX RETURN	1M LIBOR - 30BPS	Annually	02/20/2022	USD	84,254	9,241	–	9,241

5

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2020 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Morgan Stanley	QUAKER CHEMICAL CORP	INDEX RETURN	FEDEF-1D -30BPS	Annually	10/05/2021	USD	466,971	$87,498	$–	$87,498
Goldman Sachs	SAFRAN SA	EUR-EURIBOR-Telerate 1m +30BPS	INDEX RETURN	Annually	10/01/2024	EUR	(140,644)	(68,706)	–	(68,706)
Goldman Sachs	SAFRAN SA	EUR-EURIBOR-Telerate 1m +30BPS	INDEX RETURN	Annually	10/01/2024	EUR	(34,426)	(16,236)	–	(16,236)
Goldman Sachs	SAFRAN SA	EUR-EURIBOR-Telerate 1m +30BPS	INDEX RETURN	Annually	10/01/2024	EUR	(64,108)	(30,118)	–	(30,118)
Goldman Sachs	SAFRAN SA	EUR-EURIBOR-Telerate 1m +30BPS	INDEX RETURN	Annually	01/06/2022	EUR	(56,080)	(26,239)	–	(26,239)
Goldman Sachs	SAFRAN SA	EUR-EURIBOR-Telerate 1m +30BPS	INDEX RETURN	Annually	01/06/2022	EUR	(44,534)	(20,837)	–	(20,837)
Goldman Sachs	SAFRAN SA	EUR-EURIBOR-Telerate 1m +30BPS	INDEX RETURN	Annually	12/26/2021	EUR	(27,452)	(13,169)	–	(13,169)
Morgan Stanley	SNAP-ON INC	INDEX RETURN	FEDEF-1D -30BPS	Annually	10/05/2021	USD	264,719	80,778	–	80,778
Goldman Sachs	UNION PACIFIC CORP	INDEX RETURN	USD-LIBOR-BBA 1M -35PBS	Annually	03/04/2022	USD	27,878	3,931	–	3,931
Goldman Sachs	UNION PACIFIC CORP	INDEX RETURN	USD-LIBOR-BBA 1M -35PBS	Annually	02/26/2022	USD	164,212	31,454	–	31,454
Goldman Sachs	UNION PACIFIC CORP	INDEX RETURN	USD-LIBOR-BBA 1M -35PBS	Annually	03/11/2022	USD	76,011	950	–	950
Goldman Sachs	UNION PACIFIC CORP	INDEX RETURN	USD-LIBOR-BBA 1M -35PBS	Annually	02/25/2022	USD	247,781	49,204	–	49,204
Morgan Stanley	UNITED PARCEL-B	INDEX RETURN	FEDEF-1D -30BPS	Annually	10/05/2021	USD	366,556	52,698	–	52,698

								$(672,660)	$–	$(672,660)

**The following tables represent the individual common stock exposure comprising the Morgan Stanley and Bank of America Equity Basket Swaps at March 31, 2020:

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
M1CXADB Index
18.0913	VTB BANK PJSC	$(1,283,865)	$(192,431)	$(192,431)	44.19%
0.8583	ITAU CORPBANCA	(60,911)	(9,130)	(9,130)	2.10%
0.5369	CHINA CONSTRUCTION BANK-H	(38,105)	(5,711)	(5,711)	1.31%
0.4436	BANK OF CHINA LTD-H	(31,478)	(4,718)	(4,718)	1.08%
0.3911	LLOYDS BANKING GROUP PLC	(27,754)	(4,160)	(4,160)	0.95%
0.3683	BANCO SANTANDER CHILE	(26,134)	(3,917)	(3,917)	0.90%
0.3635	IND & COMM BK OF CHINA-H	(25,793)	(3,866)	(3,866)	0.89%
0.3099	BANK RAKYAT INDONESIA PERSER	(21,993)	(3,296)	(3,296)	0.76%
0.2766	TELEKOMUNIKASI INDONESIA PER	(19,626)	(2,942)	(2,942)	0.67%
0.2538	BANCO DE CHILE	(18,012)	(2,700)	(2,700)	0.62%
0.2345	CHINA TOWER CORP LTD-H	(16,641)	(2,494)	(2,494)	0.57%
0.2124	ENEL AMERICAS SA	(15,074)	(2,259)	(2,259)	0.52%
0.2040	INTER RAO UES PJSC	(14,479)	(2,170)	(2,170)	0.50%
0.1879	AMERICA MOVIL SAB DE C-SER L	(13,336)	(1,999)	(1,999)	0.46%
0.1630	AGRICULTURAL BANK OF CHINA-H	(11,571)	(1,734)	(1,734)	0.40%
0.1545	ENEL CHILE SA	(10,963)	(1,643)	(1,643)	0.38%
0.1495	VODAFONE GROUP PLC	(10,607)	(1,590)	(1,590)	0.36%
0.1491	BARITO PACIFIC TBK PT	(10,581)	(1,586)	(1,586)	0.36%
0.1425	CHINA PETROLEUM & CHEMICAL-H	(10,109)	(1,515)	(1,515)	0.35%
0.1375	TAIWAN SEMICONDUCTOR MANUFAC	(9,761)	(1,463)	(1,463)	0.34%
0.1347	MIZUHO FINANCIAL GROUP INC	(9,558)	(1,433)	(1,433)	0.33%
0.1345	TMB BANK PCL	(9,545)	(1,431)	(1,431)	0.33%
0.1178	PETROCHINA CO LTD-H	(8,360)	(1,253)	(1,253)	0.29%
0.1178	KALBE FARMA TBK PT	(8,358)	(1,253)	(1,253)	0.29%
0.1134	HSBC HOLDINGS PLC	(8,049)	(1,206)	(1,206)	0.28%

6

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2020 (Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
M1CXADB Index
0.1132	BP PLC	$(8,032)	$(1,204)	$(1,204)	0.28%
0.1130	ASTRA INTERNATIONAL TBK PT	(8,021)	(1,202)	(1,202)	0.28%
0.1042	BANK MANDIRI PERSERO TBK PT	(7,396)	(1,109)	(1,109)	0.25%
0.1034	CTBC FINANCIAL HOLDING CO LT	(7,339)	(1,100)	(1,100)	0.25%
0.0997	CNOOC LTD	(7,076)	(1,061)	(1,061)	0.24%
0.0964	BARCLAYS PLC	(6,844)	(1,026)	(1,026)	0.23%
0.0941	PAKUWON JATI TBK PT	(6,679)	(1,001)	(1,001)	0.23%
0.0928	BANCO SANTANDER SA	(6,585)	(987)	(987)	0.23%
0.0846	CEMEX SAB-CPO	(6,005)	(900)	(900)	0.21%
0.0831	INTESA SANPAOLO	(5,897)	(884)	(884)	0.20%
0.0818	ALIBABA PICTURES GROUP LTD	(5,804)	(870)	(870)	0.20%
0.0804	ADARO ENERGY TBK PT	(5,703)	(855)	(855)	0.20%
0.0793	METRO PACIFIC INVESTMENTS CO	(5,629)	(844)	(844)	0.19%
0.0775	CHINA TELECOM CORP LTD-H	(5,499)	(824)	(824)	0.19%
0.0710	CHINA DEVELOPMENT FINANCIAL	(5,041)	(756)	(756)	0.17%
0.0697	HON HAI PRECISION INDUSTRY	(4,944)	(741)	(741)	0.17%
0.0687	MITSUBISHI UFJ FINANCIAL GRO	(4,874)	(731)	(731)	0.17%
0.0675	AIA GROUP LTD	(4,790)	(718)	(718)	0.16%
0.0659	CHINA STEEL CORP	(4,676)	(701)	(701)	0.16%
0.0652	TRUE CORP PCL	(4,628)	(694)	(694)	0.16%
0.0638	PTT PCL	(4,527)	(679)	(679)	0.16%
0.0630	MEGAWORLD CORP	(4,471)	(670)	(670)	0.15%
0.0628	IRPC PCL	(4,453)	(667)	(667)	0.15%
0.0622	UNITED MICROELECTRONICS CORP	(4,413)	(661)	(661)	0.15%
0.0609	PERUSAHAAN GAS NEGARA TBK PT	(4,322)	(648)	(648)	0.15%
14.6722	OTHER	(1,041,226)	(156,063)	(156,063)	35.84%

		$(2,905,537)	$(435,496)	$(435,496)	100.00%

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
MSDEE15N Index
2,976	Nestle SA	$(32,318)	$(1,255)	$(1,255)	4.34%
703	Roche Holding AG	(24,093)	(936)	(936)	3.24%
2,148	Novartis AG	(18,731)	(728)	(728)	2.52%
1,312	AstraZeneca PLC	(12,379)	(481)	(481)	1.66%
20,313	HSBC Holdings PLC	(12,066)	(469)	(469)	1.62%
426	ASML Holding NV	(11,942)	(464)	(464)	1.61%
983	SAP SE	(11,691)	(454)	(454)	1.57%
1,769	Novo Nordisk A/S	(11,224)	(436)	(436)	1.51%
278	LVMH Moet Hennessy Louis Vuitton SE	(10,887)	(423)	(423)	1.46%
1,128	Sanofi	(10,458)	(406)	(406)	1.40%
4,989	GlaxoSmithKline PLC	(9,881)	(384)	(384)	1.33%
2,400	TOTAL SA	(9,829)	(382)	(382)	1.32%
20,270	BP PLC	(9,123)	(354)	(354)	1.22%
2,294	British American Tobacco PLC	(8,276)	(321)	(321)	1.11%
2,347	Diageo PLC	(7,938)	(308)	(308)	1.07%
4,180	Royal Dutch Shell PLC	(7,757)	(301)	(301)	1.04%
1,467	Unilever NV	(7,608)	(295)	(295)	1.02%
417	Allianz SE	(7,573)	(294)	(294)	1.02%
251	L’Oreal SA	(6,942)	(270)	(270)	0.93%
765	Siemens AG	(6,858)	(266)	(266)	0.92%
3,734	Royal Dutch Shell PLC	(6,640)	(258)	(258)	0.89%
6,156	Iberdrola SA	(6,400)	(249)	(249)	0.86%
473	Air Liquide SA	(6,385)	(248)	(248)	0.86%
982	Bayer AG	(6,008)	(233)	(233)	0.81%
8,133	Enel SpA	(5,966)	(232)	(232)	0.80%
1,109	Unilever PLC	(5,911)	(230)	(230)	0.80%
709	Reckitt Benckiser Group PLC	(5,705)	(222)	(222)	0.77%
150	Zurich Insurance Group AG	(5,610)	(218)	(218)	0.75%
1,126	Rio Tinto PLC	(5,475)	(213)	(213)	0.74%
553	Schneider Electric SE	(5,027)	(195)	(195)	0.68%
918	BASF SE	(4,586)	(178)	(178)	0.62%
3,333	Deutsche Telekom AG	(4,556)	(177)	(177)	0.61%
514	Vinci SA	(4,489)	(174)	(174)	0.60%
1,939	RELX PLC	(4,391)	(171)	(171)	0.59%
3,481	National Grid PLC	(4,309)	(167)	(167)	0.58%
180	adidas AG	(4,298)	(167)	(167)	0.58%
16,618	Banco Santander SA	(4,265)	(166)	(166)	0.57%

7

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2020 (Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
MSDEE15N Index
618	Danone SA	$(4,190)	$(163)	$(163)	0.56%
76	Kering SA	(4,172)	(162)	(162)	0.56%
584	Airbus SE	(4,007)	(156)	(156)	0.54%
26,769	Vodafone Group PLC	(3,955)	(154)	(154)	0.53%
905	Koninklijke Philips NV	(3,867)	(150)	(150)	0.52%
3,859	UBS Group AG	(3,812)	(148)	(148)	0.51%
1,125	BNP Paribas SA	(3,581)	(139)	(139)	0.48%
762	Anheuser-Busch InBev SA/NV	(3,568)	(139)	(139)	0.48%
487	Prosus NV	(3,562)	(138)	(138)	0.48%
1,933	AXA SA	(3,531)	(137)	(137)	0.47%
2,600	Prudential PLC	(3,521)	(137)	(137)	0.47%
2,112	BHP Group PLC	(3,458)	(134)	(134)	0.46%
1,843	ABB Ltd	(3,422)	(133)	(133)	0.46%
165,197	OTHER	(368,091)	(14,300)	(14,300)	49.46%

		$(744,332)	$(28,915)	$(28,915)	100.00%

ADR — American Depositary Receipt
AUD — Australian Dollar
BBA — British Banker’s Association
BRL — Brazilian Lira
EUR — Euro
EURIBOR — European Interbank Offered Rate
FEDEF — Federal Funds Rate
HKD — Hong Kong Dollar
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
MSCI — Morgan Stanley Capital International
OTC — Over the counter
PCL — Public Company Limited (Thailand)
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt
USD — United States Dollar

The following table summarizes the inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,516,353	$–	$–	$18,516,353
U.S. Treasury Obligations	–	4,499,426	–	4,499,426
Exchange-Traded Funds	434,373	–	–	434,373
Warrants	–	762	–	762

Total Investments in Securities	$18,950,726	$4,500,188	$–	$23,450,914

8

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2020 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$2,922	$–	$–	$2,922
Written Option	(285)	–	–	(285)
Futures Contracts*
Unrealized Appreciation	200,984	–	–	200,984
Forward Currency Contracts*
Unrealized Appreciation	–	150,817	–	150,817
Unrealized Depreciation	–	(24,701)	–	(24,701)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	709,687	–	709,687
Unrealized Depreciation	–	(1,382,347)	–	(1,382,347)

Total Other Financial Instruments	$203,621	$(546,544)	$–	$(342,923)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended March 31, 2020, there have been no transfers in or out of Level 3.

API-QH-001-0300

9

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
MARCH 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 83.9%
	Shares	Value
Canada — 5.9%
Descartes Systems Group *	265,612	$9,136,842

United States — 78.0%
Communication Services — 2.3%
New York Times, Class A	115,445	3,545,316

Consumer Discretionary — 26.9%
Etsy *	270,963	10,415,818
Gildan Activewear, Class A	271,324	3,462,094
Malibu Boats, Class A *	248,353	7,150,083
OneSpaWorld Holdings	226,358	919,013
Revolve Group, Class A *	341,061	2,946,767
RH *	44,590	4,479,957
Vail Resorts	31,292	4,622,141
YETI Holdings *	381,326	7,443,484

		41,439,357

Health Care — 5.0%
Envista Holdings *	167,504	2,502,510
PetIQ, Class A *	225,966	5,249,190

		7,751,700

Industrials — 15.4%
Clarivate Analytics *	595,411	12,354,778
Kornit Digital *	204,588	5,092,195
Trex *	56,868	4,557,402
Viad	78,916	1,675,387

		23,679,762

Information Technology — 19.1%
Avalara *	133,685	9,972,901
Everbridge *	109,356	11,631,104
Pluralsight, Class A *	482,995	5,303,285
Verra Mobility, Class A *	350,097	2,499,693

		29,406,983

Materials — 9.3%
Ashland Global Holdings	164,685	8,245,778
Ingevity *	173,532	6,108,326

		14,354,104

		120,177,222

Total Common Stock
(Cost $169,670,230)		129,314,064

1

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
MARCH 31, 2020 (Unaudited)

U.S. TREASURY OBLIGATION — 15.6%
	Face Amount	Value
U.S. Treasury Bills 1.70%, 7/9/2020 (a)	$24,000,000	$23,994,951

Total U.S. Treasury Obligation
(Cost $23,899,119)		23,994,951

Total Investments - 99.5%		$153,309,015

(Cost $193,569,349)
Other Assets & Liabilities, Net - 0.5%		$800,000

Net Assets - 100.0%		$154,109,015

*	Non-income producing security.
(a)	Rate shown represents the effective yield to maturity at date of purchase.

The open futures contracts held by the Fund at March 31, 2020, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Russell 2000 Index E-MINI	253	Jun-2020	$14,202,674	$14,517,140	$314,466

The open forwards contracts held by the Fund at March 31, 2020, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	06/17/20	CAD	6,059,400	USD	4,355,118	$46,187
Goldman Sachs	06/17/20	CAD	4,900,000	USD	3,463,649	(20,815)
Morgan Stanley	06/17/20	USD	797,852	CAD	1,145,000	16,375

						$41,747

The open OTC swap contracts held by the Fund at March 31, 2020, are as follows:

	Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Depreciation
Bank of America	MLAPSF**	1M LIBOR + 15	INDEX RETURN	Annually	03/10/2022	USD	(8,976,899)	$(833,719)	$–	$(833,719)

2

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
MARCH 31, 2020 (Unaudited)

**The following table represents the individual common stock exposure comprising the Bank of America Equity Basket Swaps at March 31, 2020:

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
MLAPSCHC Index
9,962	Teladoc Health Inc	$(356,205)	$(33,082)	$(33,082)	3.97%
12,010	Novocure Ltd	(186,556)	(17,326)	(17,326)	2.08%
4,332	Amedisys Inc	(183,405)	(17,034)	(17,034)	2.04%
7,302	Repligen Corp	(162,608)	(15,102)	(15,102)	1.81%
7,060	Haemonetics Corp	(162,300)	(15,074)	(15,074)	1.81%
15,602	ACADIA Pharmaceuticals Inc	(152,055)	(14,122)	(14,122)	1.69%
4,163	LHC Group Inc	(134,632)	(12,504)	(12,504)	1.50%
6,240	Acceleron Pharma Inc	(129,358)	(12,014)	(12,014)	1.44%
17,495	Wright Medical Group NV	(115,620)	(10,738)	(10,738)	1.29%
7,776	Tandem Diabetes Care Inc	(115,424)	(10,720)	(10,720)	1.29%
9,622	HealthEquity Inc	(112,285)	(10,428)	(10,428)	1.25%
4,913	Quidel Corp	(110,847)	(10,295)	(10,295)	1.24%
7,107	Neogen Corp	(109,822)	(10,200)	(10,200)	1.22%
3,111	Reata Pharmaceuticals Inc	(103,581)	(9,620)	(9,620)	1.15%
10,490	Globus Medical Inc	(102,911)	(9,558)	(9,558)	1.15%
7,354	Blueprint Medicines Corp	(99,203)	(9,213)	(9,213)	1.11%
4,139	Nevro Corp	(95,456)	(8,865)	(8,865)	1.06%
8,497	PTC Therapeutics Inc	(87,436)	(8,121)	(8,121)	0.97%
10,881	FibroGen Inc	(87,220)	(8,101)	(8,101)	0.97%
5,700	Omnicell Inc	(86,226)	(8,008)	(8,008)	0.96%
13,624	Momenta Pharmaceuticals Inc	(85,480)	(7,939)	(7,939)	0.95%
12,876	Arrowhead Pharmaceuticals Inc	(85,450)	(7,936)	(7,936)	0.95%
6,387	AMN Healthcare Services Inc	(85,171)	(7,910)	(7,910)	0.95%
6,301	Emergent BioSolutions Inc	(84,097)	(7,810)	(7,810)	0.94%
7,173	NuVasive Inc	(83,822)	(7,785)	(7,785)	0.93%
13,159	NeoGenomics Inc	(83,807)	(7,784)	(7,784)	0.93%
19,890	Halozyme Therapeutics Inc	(82,539)	(7,666)	(7,666)	0.92%
8,631	Syneos Health Inc	(78,482)	(7,289)	(7,289)	0.87%
7,564	Ultragenyx Pharmaceutical Inc	(77,521)	(7,200)	(7,200)	0.86%
24,202	Immunomedics Inc	(75,255)	(6,989)	(6,989)	0.84%
35,172	Amicus Therapeutics Inc	(74,966)	(6,962)	(6,962)	0.84%
12,052	HMS Holdings Corp	(70,252)	(6,525)	(6,525)	0.78%
6,685	LivaNova PLC	(69,777)	(6,481)	(6,481)	0.78%
3,659	iRhythm Technologies Inc	(68,661)	(6,377)	(6,377)	0.77%
3,071	Forty Seven Inc	(67,595)	(6,278)	(6,278)	0.75%
6,962	Arena Pharmaceuticals Inc	(67,449)	(6,264)	(6,264)	0.75%
6,194	MyoKardia Inc	(66,981)	(6,221)	(6,221)	0.75%
3,765	Mirati Therapeutics Inc	(66,760)	(6,200)	(6,200)	0.74%
4,477	Integer Holdings Corp	(64,916)	(6,029)	(6,029)	0.72%
3,817	Medpace Holdings Inc	(64,609)	(6,000)	(6,000)	0.72%
7,018	Ensign Group Inc/The	(60,885)	(5,655)	(5,655)	0.68%
8,636	Natera Inc	(59,483)	(5,524)	(5,524)	0.66%
6,981	Prestige Consumer Healthcare Inc	(59,066)	(5,486)	(5,486)	0.66%
7,430	Merit Medical Systems Inc	(53,559)	(4,974)	(4,974)	0.60%
15,272	Select Medical Holdings Corp	(52,842)	(4,908)	(4,908)	0.59%
5,610	ChemoCentryx Inc	(51,995)	(4,829)	(4,829)	0.58%
3,502	Intercept Pharmaceuticals Inc	(50,860)	(4,724)	(4,724)	0.57%
21,383	Ironwood Pharmaceuticals Inc	(49,768)	(4,622)	(4,622)	0.56%
3,764	CONMED Corp	(49,724)	(4,618)	(4,618)	0.55%
7,808	Apellis Pharmaceuticals Inc	(48,251)	(4,481)	(4,481)	0.54%
1,856,602	OTHER	(4,243,726)	(394,128)	(394,128)	47.27%

		$(8,976,899)	$(833,719)	$(833,719)	100.00%

CAD — Canadian Dollar

OTC — Over the counter

PLC — Public Limited Company

USD — United States Dollar

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THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
MARCH 31, 2020 (Unaudited)

The following table summarizes the inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$129,314,064	$–	$–	$129,314,064
U.S. Treasury Obligation	–	23,994,951	–	23,994,951

Total Investments in Securities	$129,314,064	$23,994,951	$–	$153,309,015

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$314,466	$–	$–	$314,466
Forwards Contracts*
Unrealized Appreciation	–	62,562	–	62,562
Unrealized Depreciation	–	(20,815)	–	(20,815)
OTC Swaps
Total Return Swap*
Unrealized Depreciation	–	(833,719)	–	(833,719)

Total Other Financial Instruments	$314,466	$(791,972)	$–	$(477,506)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended March 31, 2020, there have been no transfers in or out of Level 3.

API-QH-003-0100

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